Related parties transactions (Details Narrative)		1 Months Ended		12 Months Ended
	Oct. 02, 2025	Dec. 31, 2023 Integer	Jul. 31, 2023 Integer	Jun. 30, 2024 USD ($) shares
IfrsStatementLineItems [Line Items]
Number of shares issued				65,000
Share percent rate | Integer		327,142	327,142
Mr.Langton [Member]
IfrsStatementLineItems [Line Items]
Share percent rate	0.50			0.50
Mr.Langton [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				6,000
Employment Agreement [Member]
IfrsStatementLineItems [Line Items]
Short term incentive | $				$ 98,589
Employeement Agreement [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				34,400
Share percent rate				0.50
MrLangton [Member] | Snowflower Holdings Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				172,000
Percentage vest and exercisable				50.00%
MrWilliams [Member] | Champ Seven Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				14,400
Percentage vest and exercisable				50.00%
MrTaylor [Member] | Nalaroo Holdings Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				73,600
Percentage vest and exercisable				50.00%
Mr Hart [Member] | J Hart Family Trust Account [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				47,600
Percentage vest and exercisable				50.00%